Financial instruments - fair values and risk management - Summary of Reconciliation From The Opening Balances To The Closing Balances For Level 3 Fair Values (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of fair value of financial assets and financial liabilities using significant unobservable inputs.
Balance at beginning	€ 2,605
Balance at ending	2,820	€ 2,605
Balance at beginning	8,436
Balance at ending	23,201	8,436
Balance at beginning	1,771,121
Balance at ending	1,389,061	1,771,121
Balance at beginning	1,035,487
Payments	(4,385)
Balance at ending	631,632	1,035,487
Level 3 | Contingent consideration
Disclosure of reconciliation of fair value of financial assets and financial liabilities using significant unobservable inputs.
Balance at beginning	8,436
Assumed in a business combination	18,800	8,246
Net change in fair value - unrealized (included in Finance cost / income)	1,550	190
Balance at ending	23,201	8,436
Payments	(5,585)
Equity investment
Disclosure of reconciliation of fair value of financial assets and financial liabilities using significant unobservable inputs.
Balance at beginning	2,605
Balance at ending	2,820	2,605
Equity investment | Level 3
Disclosure of reconciliation of fair value of financial assets and financial liabilities using significant unobservable inputs.
Balance at beginning	2,605
Balance at ending	2,820	2,605
Net change in fair value - unrealized (included in Finance cost / income and Impairment loss other financial assets)	€ 215
Loans receivable | Level 3
Disclosure of reconciliation of fair value of financial assets and financial liabilities using significant unobservable inputs.
Net change in fair value - unrealized (included in Finance cost / income)		(2,665)
Balance at beginning		€ 2,665